PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Schedule Of Property And Equipment
	Land and	Leasehold	Furniture			Construction	Right of
(in thousands)	Buildings	Improvements	and Fixtures	Equipment	Vehicles	in Process	Use Assets	Total
Costs
Balance—December 31, 2021	$15,907	$13,950	$50	$2,992	$921	$703	$41,530	$76,053
Additions	-	-	-	108	-	375	-	483
Business Acquisitions	-	-	-	-	-	-	-	-
Disposals and Transfers	-	-	-	-	-	-	-	-
Balance—March 31, 2021	$15,907	$13,950	$50	$3,100	$921	$1,078	$41,530	$76,536

Accumulated Depreciation
Balance—December 31, 2021	$(132)	$(980)	$(48)	$(618)	$(566)	$-	$(8,930)	$(11,274)
Depreciation	(52)	(405)	(10)	(107)	(38)	-	(817)	(1,429)
Disposals	-	-	-	-	-	-	-	-
Balance—March 31, 2022	$(184)	$(1,385)	$(58)	$(725)	$(604)	$-	$(9,747)	$(12,703)

Net Book Value-March 31, 2022	$15,723	$12,565	$(8)	$2,375	$317	$1,078	$31,783	$63,833

Net Book Value-December 31, 2021	$15,775	$12,970	$2	$2,374	$355	$703	$32,600	$64,779

	Land and	Leasehold	Furniture			Construction	Right of
(in thousands)	Buildings	Improvements	and Fixtures	Equipment	Vehicles	in Process	Use Assets	Total
Costs
Balance—December 31, 2019	$4,098	$4,275	$50	$1,100	$813	$2,533	$33,531	$46,400
Additions	8	1,937	-	154	41	4,604	106	6,850
Business Acquisitions	-	-	-	-	-	-	-	-
Disposals	(4,106)	4,587	-	22	-	(4,609)	7,310	3,204
Balance—December 31, 2020	$-	$10,799	$50	$1,276	$854	$2,528	$40,947	$56,454

Accumulated Depreciation
Balance—December 31, 2019	$(8)	$(422)	$(46)	$(261)	$(249)	$-	$(2,442)	$(3,428)
Depreciation	(57)	(212)	(1)	(166)	(162)	-	(3,250)	(3,848)
Disposals	65	-	-	-	-	-	-	65
Balance—December 31, 2020	$-	$(634)	$(47)	$(427)	$(411)	$-	$(5,692)	$(7,211)

Net Book Value-December 31, 2020	$-	$10,165	$3	$849	$443	$2,528	$35,255	$49,243

	Land and	Leasehold	Furniture			Construction	Right of
(in thousands)	Buildings	Improvements	and Fixtures	Equipment	Vehicles	in Process	Use Assets	Total
Costs
Balance—December 31, 2020	$-	$10,799	$50	$1,276	$854	$2,528	$41,530	$57,037
Additions	-	82	-	770	67	2,091	-	3,010
Business Acquisitions	15,538	-	-	468	-	-	-	16,006
Disposals and Transfers	369	3,069	-	478	-	(3,916)	-	(0)
Balance—December 31, 2021	$15,907	$13,950	$50	$2,992	$921	$704	$41,530	$76,053

Accumulated Depreciation
Balance—December 31, 2020	$-	$(634)	$(47)	$(427)	$(411)	$-	$(5,692)	$(7,211)
Depreciation	(132)	(346)	(1)	(191)	(155)	-	(3,238)	(4,063)
Disposals	-	-	-	-	-	-	-	-
Balance—December 31, 2021	$(132)	$(980)	$(48)	$(618)	$(566)	$-	$(8,930)	$(11,274)

Net Book Value-December 31, 2021	$15,775	$12,970	$2	$2,374	$355	$704	$32,600	$64,779